Schedule of deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total deferred		R$ 3,256,110	[1]	R$ 1,883,765
Movement in profit or loss	[1]	104,532		170,604
Deferred tax asset/liability, ending	[1]	4,569,011		3,256,110
Movement in shareholders' equity		2,073,437		(59,380)
Increase (decrease) in deferred tax liability (asset)		(1,181)		5,029
Total deferred assets		3,874,946		2,473,304
Deferred tax assets		5,072,092		3,874,946
Deferred tax liabilities		(618,836)		(589,539)
Deferred tax liabilities		(503,081)		(618,836)
Deferred Income Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred		1,848,999		1,610,801
Movement in profit or loss		(311,376)		238,198
Deferred tax asset/liability, ending		1,537,623		1,848,999
Deferred Social Contribution Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred		688,208		610,046
Movement in profit or loss		(104,363)		78,162
Deferred tax asset/liability, ending		583,845		688,208
Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Total deferred		718,903		(337,082)
Movement in profit or loss		(343,616)		1,110,336
Deferred tax asset/liability, ending		2,447,543		718,903
Movement in shareholders' equity		2,073,437		(59,380)
Increase (decrease) in deferred tax liability (asset)		(1,181)		5,029
Provision For Tax Social Security Labor Civil And Environmental Risks [Member]
IfrsStatementLineItems [Line Items]
Total deferred		279,149		264,013
Movement in profit or loss		(13,821)		15,136
Deferred tax asset/liability, ending		265,328		279,149
Assets Impairment Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred		161,016		182,431
Movement in profit or loss		122,250		(26,444)
Deferred tax asset/liability, ending		283,266		161,016
Increase (decrease) in deferred tax liability (asset)				5,029
Gains Losses On Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Total deferred		5,027		414,495
Movement in profit or loss		1,457		(409,468)
Deferred tax asset/liability, ending		6,484		5,027
Actuarial Liability Pension And Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Total deferred		262,457		314,601
Movement in profit or loss		13,571		(7,412)
Deferred tax asset/liability, ending		210,009		262,457
Movement in shareholders' equity		(66,019)		(44,732)
Accrued Supplies And Services [Member]
IfrsStatementLineItems [Line Items]
Total deferred		154,452		132,411
Movement in profit or loss		9,168		22,041
Deferred tax asset/liability, ending		163,620		154,452
Unrealized Exchange Differences [Member]
IfrsStatementLineItems [Line Items]
Total deferred	[1]	2,744,910		2,774,085
Movement in profit or loss	[1]	(1,718,608)		(29,175)
Deferred tax asset/liability, ending	[1]	1,026,302		2,744,910
Gain Upon Loss Of Control In Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Total deferred		(92,180)	[1]	(92,180)
Deferred tax asset/liability, ending	[1]	(92,180)		(92,180)
Cash Flow Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Total deferred		1,742,800	[1]	426,961
Deferred tax asset/liability, ending	[1]	1,959,557		1,742,800
Movement in shareholders' equity		216,757		1,315,839
Acquisition Fair Value Swt Cbl [Member]
IfrsStatementLineItems [Line Items]
Total deferred		(212,015)	[1]	(184,513)
Movement in profit or loss	[1]	25,926		30,149
Deferred tax asset/liability, ending	[1]	(178,160)		(212,015)
Movement in shareholders' equity		7,929		(57,651)
Deferred Taxes Non Computed [Member]
IfrsStatementLineItems [Line Items]
Total deferred		(317,927)	[1]	(291,961)
Movement in profit or loss	[1]	69,322		(25,966)
Deferred tax asset/liability, ending	[1]	(248,605)		(317,927)
Estimated Losses Reversals To Deferred Taxes Credits [Member]
IfrsStatementLineItems [Line Items]
Total deferred		(2,940,052)	[1]	(3,218,582)
Movement in profit or loss	[1]	1,025,013		1,548,640
Deferred tax asset/liability, ending	[1]			(2,940,052)
Movement in shareholders' equity		1,915,039		(1,270,110)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Total deferred		(1,015,049)	[1]	(1,023,341)
Movement in profit or loss	[1]	(323,625)		8,292
Deferred tax asset/liability, ending	[1]	(1,338,674)		(1,015,049)
Others [Member]
IfrsStatementLineItems [Line Items]
Total deferred		(53,685)	[1]	(35,502)
Movement in profit or loss	[1]	445,731		(15,457)
Deferred tax asset/liability, ending	[1]	390,596		(53,685)
Movement in shareholders' equity		(269)		R$ (2,726)
Increase (decrease) in deferred tax liability (asset)		R$ (1,181)

[1]	The Company taxes exchange variations on a cash basis to calculate income tax and social contribution on net income.